Warrants (Details 1) - Warrant [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of assumptions used to estimate fair value of stock warrants granted
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Summary of assumptions used to estimate fair value of stock warrants granted
Expected volatility	36.96%	32.00%
Risk-free interest rate	19.00%	1.38%
Expected life of warrants	2 years 6 months	2 years 3 months 8 days
Maximum [Member]
Summary of assumptions used to estimate fair value of stock warrants granted
Expected volatility	41.55%	33.00%
Risk-free interest rate	44.00%	1.82%
Expected life of warrants	5 years	3 years